Risk Management (Details 20) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	R$ 72,246	R$ 87,994	R$ 208,236
Net trading gains/(losses) realized and unrealized	(397,142)	(438,516)	(927,370)
Total	(324,896)	(350,522)	(719,134)
Financial assets at fair value through profit or loss
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	54,132	8,415
Net trading gains/(losses) realized and unrealized	(85,905)	15,727
Total	(31,773)	24,142
Financial assets at fair value through other comprehensive income
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	18,114	79,579
Net trading gains/(losses) realized and unrealized	(311,237)	(454,243)
Total	R$ (293,123)	R$ (374,664)
Financial assets held for trading
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income			25,967
Net trading gains/(losses) realized and unrealized			(10,099)
Total			15,868
Financial assets available for sale
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income			182,269
Net trading gains/(losses) realized and unrealized			(917,271)
Total			R$ (735,002)